GAIN ON SALE OF ASSETS	12 Months Ended
Dec. 31, 2011
GAIN ON SALE OF ASSETS [Abstract]
GAIN ON SALE OF ASSETS
8.	GAIN ON SALE OF ASSETS

During the year ended December 31, 2011, the Company realized the following gains / (losses) on sales of vessels:

(in thousands of $) Vessel	Imputed sales price	Book value	Gain/(loss)
Ticen Sun (ex Front Highness)	11,496	9,817	1,679
Front Ace	12,938	14,339	(1,401)
Front Leader	18,254	16,278	1,976
Front Breaker	17,863	13,986	3,877
Front Striver	18,684	16,347	2,337
	79,235	70,767	8,468

The single-hull VLCCs Ticen Sun (ex Front Highness) and Front Ace were accounted for as operating lease assets and were sold to unrelated parties in February 2011 and March 2011, respectively. The above sales prices are shown net of charter termination payments.

The OBOs Front Leader, Front Breaker and Front Striver were accounted for as direct financing lease assets and were sold to unrelated parties in April 2011, May 2011 and October 2011, respectively. The above sales prices each include compensation earned for early termination of the charter.